CONVERTIBLE NOTES PAYABLE (TABLES)	9 Months Ended
Sep. 30, 2015
CONVERTIBLE NOTES PAYABLE (TABLES):
Convertible debt with a variable conversion feature

Convertible debt with a variable conversion feature consists of the following as of September 30, 2015 and December 31, 2014:

		September 30, 2015	December 31, 2014
Bluestem Advisors	(a)	48,048	-
Carebourn Capital	(b)	376,081	-
GHS Investments	(c)	43,253	-
JMJ Financial	(d)	48,870	55,556
JSJ Investments	(e)	50,000	-
KBM	(f)	-	64,000
LG	(g)	283,275	110,000
RDW Capital	(h)	100,000	-
SBI Investments	(i)	468,887	-
VGI	(j)	79,000	–
Total convertible notes payable		$1,497,414	$229,556
Less: debt discount		(1,237,764)	(223,556)
Convertible notes payable, net		259,650	6,000

Convertible debt fully converted or assigned to third parties, during the nine months ended September 30, 2015

Convertible debt with a variable conversion feature, provided and fully converted or assigned to third parties, during the nine months ended September 30, 2015, consists of the following:

		Issued During the period
Adar Bays	(k)	$44,00
Crown Bridge Partners	(l)	158,500
EMA Financial	(m)	71,500
FireRock	(n)	137,500
Peak One	(o)	50,500
Rider Capital	(p)	70,000
River North	(q)	52,500
Tangiers	(r)	55,000
Union Capital	(s)	44,00

Carebourn Capital

During the nine month period ended September 30, 2015 Carebourn, converted $152,760 of principal into an aggregate of 219,444,843 shares of common stock.

Notes	# of Shares issued	Amount converted	September 30, 2015
$45,760 -10% due on January 26, 2016	54,910,676	$45,760	$-
$101,800 -10% due on May 30, 2016	-	-	101,800
$107,000 -10% due on August 6, 2016	164,534,167	107,000	-
$82,000 - 10% due on August 14, 2016	-	-	82,000
$132,281-10% convertible note due on June 18, 2016	-	-	132,281
$60,000 -10% convertible note due on June 22, 2016	-	-	60,000
	219,444,843	152,760	376,081

SBI Investments

During the nine month period ended September 30, 2015 SBI converted $85,498 of principal into an aggregate of 50,066,552 shares of common stock.

Notes	# of Shares issued	Amount converted	September 30, 2015
$164,631 -8% due on June 25, 2015	50,066,552	$85,498	$79,133
$60,369 -8% due on June 25, 2016	-	-	60,369
$125,000 -8% due on June 26, 2016	-	-	125,000
$50,000 - 8% due on August 6, 2016	-	-	50,000
$104,385-10% convertible note due on September 21, 2016	-	-	104,385
$50,000 -10% convertible note due on September 20, 2016	-	-	50,000
	50,066,552	85,498	468,887

Debt discount

Following is a summary of the debt discount for each of the convertible notes:

Noteholder	December 31, 2014	Discount	Debt Extinguishment		Expense	September 30, 2015
Bluestem Advisors	$-	$80,278	$		$(33,974)	$46,304
Carebourn Capital	-	528,841			(191,419)	337,422
GHS Investments	-	63,412			(21,232)	42,180
JMJ Financial	55,556	27,778		(7,100)	(41,563)	34,671
JSJ Investments	-	50,000			(24,275)	25,725
KBM	62,800	48,000		(42,705)	(68,095)	-
LG	105,200	283,275		(7,500)	(129,285)	251,690
RDW Capital	-	200,000			(144,565)	55,435
SBI Investments	-	554,385			(166,517)	387,868
VGI	-	127,000		(32,552)	(37,979)	56,469
Adar Bays	-	44,000		(22,060)	(21,940)	-
Crown Bridge Partners	-	158,500		(112,188)	(46,312)	-
EMA Financial	-	75,000		(52,664)	(22,336)	-
FireRock	-	301,385		-	(301,385)	-
Peak One	-	70,000		(62,719)	(7,281)	-
Rider Capital	-	50,000		(50,000)	-	-
River North	-	52,500		(26,680)	(25,820)	-
Tangiers	-	55,000		-	(55,000)	-
Union Capital		44,000		(18,459)	(25,541)	-
Total	$223,556	$2,813,354		$(502,127)	$(1,364,519)	$1,237,764